Related party balances and transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related party balances and transactions

Note 10 Related party balances and transactions

Related party balances

The related party balances consisted of the following:

Name	Relationship	Nature	Classification	December 31, 2022 (HK$’000)	December 31, 2023 (HK$’000)	December 31, 2023 (US$’000)

Mr. Li	Shareholder and director	Advance from a shareholder	Amounts due to related parties	2,855	151	19
Chiu Yat Chung Gary	Senior management	Advance from a senior management	Amount due to related parties	2,262	2,262	290
Total amount due to related parties				5,117	2,413	309

The above amounts are unsecured, non-interest bearing and repayable on demand.

Related party transactions (Guarantees)

The related parties made guarantees to the Company in relation to all the bank borrowings of the Group. Please refer to the Note 9 for details of each guarantee made by the related parties in relation to all the bank borrowings of the Group as of December 31, 2023 and 2022.

Related party transactions (Sale / lease of properties)

The Company entered into the following rental agreement with a related party for a director quarter situated in Hong Kong:

Premise	Relationship with the lessor	Rental payment for the year ended December 31, 2022 (HK$’000)	Rental payment for the year ended December 31, 2023 (HK$’000)	Rental payment for the year ended December 31, 2023 (US$’000)
Director quarter	Lessor is a company owned by Mr. Li and his spouse	600	600	77
Hong Kong office	Lessor is Mr. Li	-	600	77

In December 2022, FIL sold its headquarter and sales office in Hong Kong to Mr. Li, the Company’s Executive Director, and sole shareholder, at a consideration of HK$13,880,000. The carrying net book value of the office as of the transaction date was HK$1,349,000, and one-off gain on disposal of the property of HK$12,531,000 was recognized in the income statements of the Group for the year ended December 31, 2022. This gain on disposal of property was regarded as capital gain and classified as a non-taxable income under the tax rule of Hong Kong. The sale consideration of HK$13,880,000 receivable from Mr. Li was offset against the amount due to Mr. Li, and the dividend declared of HK$10,000,000 for the year ended December 31, 2022.

After the disposal of the office, FIL has continued to occupy the office and entered into a lease agreement with Mr. Li to lease this office for an initial term of two (2) years, commencing January 1, 2023, for a monthly rental of HK$50,000.

The related party transactions are determined on an arm-length basis by reference to the market price of the comparable premises.